Financial Liabilities - Capped Call Transactions - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Apr. 30, 2020	Dec. 31, 2024	Apr. 14, 2020
Option Indexed to Issuer's Equity [Line Items]
Closing stock, price per share		$ 1.38	$ 14.82
Call Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Payment for capped call transactions	$ 18.2
Initial cap price of capped call transactions.	$ 25.93
Percentage of cap price	75.00%
Closing stock, price per share			$ 14.82